SCHEDULE OF NON-VESTED WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Equity [Abstract]
Number of Warrants Non-vested, Beginning
Weighted- Average Grant-Date Fair Value per share Non-vested, Beginning
Number of Warrants Non-vested, Granted	264,030	492,030
Weighted- Average Grant-Date Fair Value per share Non-vested, Granted	$ 0.25	$ 0.26
Number of Warrants Non-vested, Forfeited
Weighted- Average Grant-Date Fair Value per share Non-vested, Forfeited
Number of Warrants Non-vested, Vested		492,030
Weighted- Average Grant-Date Fair Value per share Non-vested, Vested		$ 0.26
Number of Warrants Non-vested, Ending	264,030
Weighted- Average Grant-Date Fair Value per share Non-vested, Ending	$ 0.25